Changes in Warrants (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class Of Warrant Or Right [Line Items]
Warrants Outstanding, Start of the year	656,641	867,628	874,730
Exercised During the Period	0	0	(4,814)
Issued During the Period	206,480	0	0
Forfeited During the Year	0	(210,987)	(2,288)
Warrants Outstanding, End of Year	863,121	656,641	867,628